Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Calculated tax expense at Swedish tax rate of 20.6%	kr (7,891)	kr (533)	kr 4,804
Effect of foreign tax rates	(908)	430	(884)
Current income taxes related to prior years	(610)	(162)	118
Remeasurement of tax loss carry-forwards	(73)	(973)	(28)
Remeasurement of deductible temporary differences	288	308	394
Withholding tax expense	(378)	(780)	(217)
Tax effect of non-deductible expenses	(136)	(1,045)	(7,311)
Tax effect of non-taxable income	164	655	335
Tax effect of changes in tax rates	17	(62)	4
Pillar Two tax expense	(61)	(53)	0
Income tax expense	kr (9,588)	kr (2,215)	kr (2,785)
Effective tax rate	25.00%	85.60%	(11.90%)